Share Repurchase Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Repurchases [Line Items]
Shares repurchased	6.2	1.6
Cash paid for shares	$ 616.0	$ 147.9